Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement
Schedule of assets measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy

	Fair Value Measurements
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

	(In US$ thousands)
As of December 31, 2021:
Wealth management products, short-term (1)	$107,224	$—	$107,224	$—
Wealth management products, long-term (2)	50,159	—	—	50,159
Equity securities with readily determinable market value (3)	436,152	436,152	—	—
Total	$593,535	$436,152	$107,224	$50,159

As of December 31, 2022:
Wealth management products, short-term (1)	$212,195	$—	$212,195	$—
Equity securities with readily determinable market value (3)	239,550	239,550	—	—
Total	$451,745	$239,550	$212,195	$—
(1)	Included in short-term investments on the Group’s consolidated balance sheets.
(2)	Included in other non-current assets on the Group’s consolidated balance sheets.
(3)	Included in long-term investments on the Group’s consolidated balance sheets.